Financial Instruments - Changes in Allowance for Doubtful Accounts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning	₩ 730,513	₩ 717,365	₩ 753,693
Bad debt expenses(reversal)	(17,785)	24,791	40,153
Other bad debt expenses	283,699	9,824	(12,975)
Others	(43,708)	(21,467)	(63,506)
Ending	₩ 952,719	₩ 730,513	₩ 717,365